Equity - Summary of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Equity [abstract]
Beginning balance (in shares) | shares	5,467,000	13,067,000
Granted (in shares) | shares	780,150	1,082,000
Exercised (in shares) | shares	(1,040,000)	(8,165,000)
Forfeited (in shares) | shares	(172,000)	(512,000)
Expired (in shares) | shares	(17,000)	(5,000)
Ending balance (in shares) | shares	5,018,000	5,467,000
Vested and exercisable at end of year (in shares) | shares	3,501,000	3,524,000
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 36.12	$ 25.92
Granted (in dollars per share) | $ / shares	57.74	52.85
Exercised (in dollars per share) | $ / shares	25.00	21.07
Forfeited (in dollars per share) | $ / shares	53.74	51.23
Expired (in dollars per share) | $ / shares	46.22	27.26
Outstanding at end of year (in dollars per share) | $ / shares	41.15	36.12
Vested and exercisable at end of year (in dollars per share) | $ / shares	$ 34.88	$ 27.43